Shareholders’ Equity - Schedule of Employee Share Option Plan (Details)	12 Months Ended
Dec. 31, 2022 $ / shares $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award
Options outstanding, Number outstanding (shares) | shares	6,958,139
Options outstanding, Weighted average exercise price (per share)	$ 19.28
Options outstanding, Weighted average remaining contractual life	2 years 8 months 19 days
Options exercisable, Number exercisable (shares) | shares	4,960,341
Options exercisable, Weighted average exercise price (per share)	$ 19.38
Options exercisable, Weighted average remaining contractual life	2 years 4 months 6 days
$14.52 to $18.00
Share-based Compensation Arrangement by Share-based Payment Award
Options outstanding, Exercise price range, Lower limit (per share)	$ 14.52
Options outstanding, Exercise price range, Upper limit (per share)	$ 18.00
Options outstanding, Number outstanding (shares) | shares	1,739,186
Options outstanding, Weighted average exercise price (per share)	$ 15.41
Options outstanding, Weighted average remaining contractual life	2 years 25 days
Options exercisable, Number exercisable (shares) | shares	1,712,333
Options exercisable, Weighted average exercise price (per share)	$ 15.40
Options exercisable, Weighted average remaining contractual life	2 years 14 days
$18.01 to $25.08
Share-based Compensation Arrangement by Share-based Payment Award
Options outstanding, Exercise price range, Lower limit (per share)	$ 18.01
Options outstanding, Exercise price range, Upper limit (per share)	$ 25.08
Options outstanding, Number outstanding (shares) | shares	4,570,158
Options outstanding, Weighted average exercise price (per share)	$ 19.27
Options outstanding, Weighted average remaining contractual life	3 years 3 months
Options exercisable, Number exercisable (shares) | shares	2,601,089
Options exercisable, Weighted average exercise price (per share)	$ 19.43
Options exercisable, Weighted average remaining contractual life	2 years 11 months 15 days
$25.09 to $37.86
Share-based Compensation Arrangement by Share-based Payment Award
Options outstanding, Exercise price range, Lower limit (per share)	$ 25.09
Options outstanding, Exercise price range, Upper limit (per share)	$ 37.86
Options outstanding, Number outstanding (shares) | shares	648,795
Options outstanding, Weighted average exercise price (per share)	$ 29.70
Options outstanding, Weighted average remaining contractual life	8 months 19 days
Options exercisable, Number exercisable (shares) | shares	646,919
Options exercisable, Weighted average exercise price (per share)	$ 29.71
Options exercisable, Weighted average remaining contractual life	8 months 15 days